Summary of Significant Accounting Policies - Concentration of Credit Risk (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
Concentration Risk [Line Items]
Accounts receivable					$ 0	$ 0
Customer 1
Concentration Risk [Line Items]
Accounts receivable	$ 1,642		$ 1,642
Customer 2
Concentration Risk [Line Items]
Accounts receivable	45		45
Customer 3
Concentration Risk [Line Items]
Accounts receivable	$ 8,196		$ 8,196
Customer Concentration Risk | Revenue [Member]
Concentration Risk [Line Items]
Revenue (as a percent)	37.00%	50.00%	38.00%	50.00%	68.00%	71.00%
Customer Concentration Risk | Revenue [Member] | Customer 1
Concentration Risk [Line Items]
Revenue (as a percent)	17.00%	27.00%	17.00%	27.00%	24.00%	35.00%
Customer Concentration Risk | Revenue [Member] | Customer 2
Concentration Risk [Line Items]
Revenue (as a percent)	10.00%	12.00%	11.00%	12.00%	13.00%	3.00%
Customer Concentration Risk | Revenue [Member] | Customer 3
Concentration Risk [Line Items]
Revenue (as a percent)	10.00%	11.00%	10.00%	11.00%	12.00%	14.00%
Customer Concentration Risk | Revenue [Member] | Customer 4
Concentration Risk [Line Items]
Revenue (as a percent)					10.00%	8.00%
Customer Concentration Risk | Revenue [Member] | Customer 5
Concentration Risk [Line Items]
Revenue (as a percent)					9.00%	11.00%